Share-Based Compensation Plan - Shares Outstanding (Details) shares in Thousands, share in Thousands	12 Months Ended
	Dec. 31, 2024 shares share	Dec. 31, 2023 share shares
Number Of Other Equity Instruments Outstanding In Share-Based Payment Arrangement [Roll Forward]
Beginning balance (in shares)	11,362	11,634
Granted (in shares)	6,435	5,567
Assumed on corporate acquisition (in shares) | share	524	10,789
Vested (in shares)	(6,645)	(15,784)
Forfeited (in shares)	(675)	(844)
Ending balance (in shares)	11,001	11,362
Restricted awards
Number Of Other Equity Instruments Outstanding In Share-Based Payment Arrangement [Roll Forward]
Beginning balance (in shares)	2,279	762
Granted (in shares)	13	41
Assumed on corporate acquisition (in shares) | share	0	10,789
Vested (in shares)	(1,457)	(9,302)
Forfeited (in shares)	(9)	(11)
Ending balance (in shares)	826	2,279
Performance awards
Number Of Other Equity Instruments Outstanding In Share-Based Payment Arrangement [Roll Forward]
Beginning balance (in shares)	3,355	4,796
Granted (in shares)	2,416	2,641
Assumed on corporate acquisition (in shares) | share	524	0
Vested (in shares)	(2,449)	(3,767)
Forfeited (in shares)	(364)	(315)
Ending balance (in shares)	3,482	3,355
Incentive awards
Number Of Other Equity Instruments Outstanding In Share-Based Payment Arrangement [Roll Forward]
Beginning balance (in shares)	4,483	5,109
Granted (in shares)	3,671	2,607
Assumed on corporate acquisition (in shares) | share	0	0
Vested (in shares)	(2,577)	(2,715)
Forfeited (in shares)	(302)	(518)
Ending balance (in shares)	5,275	4,483
Director Share Units
Number Of Other Equity Instruments Outstanding In Share-Based Payment Arrangement [Roll Forward]
Beginning balance (in shares)	1,245	967
Granted (in shares)	335	278
Assumed on corporate acquisition (in shares) | share	0	0
Vested (in shares)	(162)	0
Forfeited (in shares)	0	0
Ending balance (in shares)	1,418	1,245